Current liabilities - provisions (Tables)	6 Months Ended
Jun. 30, 2026
Current liabilities - provisions [Abstract]
Current Liabilities - Provisions
	30-Jun-2026	31-Dec-2025
	$'000	$'000

Provisions for employee benefits	392	303